Other comprehensive income (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts reclassified out of OCI
Total revenues	$ 41,848	$ 39,336	$ 37,990
Total cost of sales	25,728	23,838	22,649
SG&A expenses	6,094	5,756	5,373
Income from continuing operations before taxes	4,066	3,838	4,550
Tax	(1,122)	(1,030)	(1,244)
Net income	2,907	2,812	3,315
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	165
Tax	(43)
Net income	122
Pension and other post-retirement plan adjustments, amortization of prior service costs | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	(25)
Pension and other post-retirement plan adjustments, amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	140
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	(54)
Tax	11
Net income	(43)
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Foreign exchange contracts
Amounts reclassified out of OCI
Total revenues	(52)
Total cost of sales	1
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Commodity contracts
Amounts reclassified out of OCI
Total cost of sales	5
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Cash-settled call options
Amounts reclassified out of OCI
SG&A expenses	$ (8)